Equity (Details) - Stock Options and Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Aggregate Number
Outstanding beginning balance	27,213	6,405	2,750
Granted		20,808	3,655
Exercised	(3,171,048)
Forfeited and cancelled
Outstanding ending balance	5,000,000	27,213	6,405
Aggregate Exercise Price
Outstanding beginning balance	$ 765	$ 453	$ 193
Granted		312	260
Exercised	743
Forfeited and cancelled
Outstanding ending balance	$ 5,000	$ 765	$ 453
Exercise Price Range
Outstanding beginning balance	$ 0.0007
Granted			$ 0.071
Exercised	0.0002
Forfeited and cancelled
Outstanding ending balance	0.001	0.0007
Weighted Average Exercise Price
Outstanding beginning balance	0.0007	0.07	0.07
Granted		0.02	0.07
Exercised	0.0002
Expired
Outstanding ending balance	0.001	0.0007	0.07
Minimum [Member]
Exercise Price Range
Outstanding beginning balance	0.001	0.07
Granted		0.001
Outstanding ending balance		0.001	0.07
Maximum [Member]
Exercise Price Range
Outstanding beginning balance	$ 0.071	0.071
Granted		0.071
Outstanding ending balance		$ 0.071	$ 0.071